Cover Page	May 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	Generation Bio Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39319
Entity Tax Identification Number	81-4301284
Entity Address, Address Line One	301 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	655-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001733294
Amendment Flag	false